REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS/RESTATEMENT - Net loss (Details) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss
Net loss	$ (13,548,000)		$ (5,702,000)		$ (26,086,000)	$ (10,484,000)	$ (21,807,000)	$ (25,678,000)
JAWS Spitfire Acquisition Corporation
Net loss
Transaction costs allocated to warrant liabilities				$ 1,583,878
Net loss	$ (2,660,294)	$ 16,083,886		(1,767,451)	$ 13,423,592
Previously Reported [Member] | JAWS Spitfire Acquisition Corporation
Net loss
Net loss				(183,573)
Correction of negative balance in additional-paid-in capital | Restatement of warrants as derivative liabilities | JAWS Spitfire Acquisition Corporation
Net loss
Transaction costs allocated to warrant liabilities				1,583,878
Net loss				(1,583,878)
Class A Ordinary Share | JAWS Spitfire Acquisition Corporation
Net loss
Net loss				$ 0
Basic and diluted net income per ordinary shares	$ 0.00			$ 0.00	$ 0.00
Class B Ordinary Share | JAWS Spitfire Acquisition Corporation
Net loss
Net loss				$ 0
Basic and diluted net income per ordinary shares	$ (0.30)			$ (0.23)	$ 1.56
Class B Ordinary Share | Previously Reported [Member] | JAWS Spitfire Acquisition Corporation
Net loss
Basic and diluted net income per ordinary shares				(0.02)
Class B Ordinary Share | Correction of negative balance in additional-paid-in capital | Restatement of warrants as derivative liabilities | JAWS Spitfire Acquisition Corporation
Net loss
Basic and diluted net income per ordinary shares				$ (0.21)